Note 15 - Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Voyage Expenses And Vessel Operating Expenses [Abstract]
Voyage Expenses [Table Text Block]
	Year ended December 31,
Voyage Expenses	2012	2013	2014
Port expenses	1,749,565	2,067,494	2,278,961
Bunkers	7,253,583	8,347,130	7,553,318
Commissions	3,304,220	3,244,939	3,725,645
Other voyage expenses	396,382	643,067	529,587

Total	12,703,750	14,302,630	14,087,511

Vessels' Operating Expenses [Table Text Block]
	Year ended December 31,
Vessels’ Operating Expenses	2012	2013	2014
Crew wages and related costs	19,304,929	22,138,595	26,378,730
Insurance	1,260,289	1,667,915	2,028,142
Repairs and maintenance	3,026,513	4,243,133	5,194,476
Spares and consumable stores	5,313,053	5,757,455	7,120,974
Miscellaneous expenses	1,687,193	2,716,455	4,713,014

Total	30,591,977	36,523,553	45,435,336